Assets and Liabilities Held for Sale (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Relative size of the disposal group compared to the total company, in terms of revenue	2.00%
Impairment of Long-Lived Assets	$ 0	$ 11,199	$ 0
Impairment loss recorded on intangible assets		10,577
Impairment loss recorded on fixed assets		622
Assets
Total Assets Held for Sale	0	6,826
Liabilities
Total Liabilities Held for Sale	$ 0	454
Green Machines
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment of Long-Lived Assets		11,199
Impairment loss recorded on intangible assets		10,577
Impairment loss recorded on fixed assets		622
Assets
Accounts Receivable		1,715
Inventories		4,679
Prepaid Expenses		239
Property, Plant and Equipment, net		193
Total Assets Held for Sale		6,826
Liabilities
Employee Compensation and Benefits		338
Other Current Liabilities		116
Total Liabilities Held for Sale		$ 454